Deferred compensation expense (Details) - CHF (SFr) shares in Millions, SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 1,694	SFr 1,302	SFr 1,593
Deferred cash awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	370	215	310
2008 Partner Asset Facility (PAF) awards
Deferred compensation expense
Total compensation expense relating to deferred compensation			7
Retention Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	22	54	115
Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation	298	149	277
Capital Opportunity Facility (COF)
Deferred compensation expense
Total compensation expense relating to deferred compensation	8	12	14
Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 423	SFr 371	SFr 342
Stock compensation plan
Total shares delivered
Total shares delivered (in shares)	40.1	45.0	41.2
Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 574	SFr 500	SFr 511
Stock compensation plan | Contingent Capital share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr (1)	SFr 1	SFr 17